4. Inventories (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Raw materials	$ 116,318	$ 17,129
Finished goods	260,702	41,922
Total	$ 377,020	$ 59,051